Note N - Equity (Details) (USD $)	2 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended			0 Months Ended		2 Months Ended
	Mar. 01, 2013	Mar. 01, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 26, 2013 Subsequent Event [Member] InterDigital SPA [Member]	Feb. 26, 2013 Subsequent Event [Member] Private Investor SPA [Member]	Feb. 26, 2013 Subsequent Event [Member]	Feb. 26, 2013 InterDigital SPA [Member]	Feb. 26, 2013 Private Investor SPA [Member]	Mar. 01, 2013 Private Investor SPA [Member]
Note N - Equity (Details) [Line Items]
Preferred Stock, Shares Authorized				5,000,000
Common Stock, Shares Authorized			170,000,000	170,000,000	170,000,000
Common Stock, Shares, Outstanding			87,182,348	78,155,413	78,155,413
Common Stock, Shares, Issued (in Shares)			87,182,348	78,155,413	78,155,413	4,026,935	5,000,000
Sale of Stock, Price Per Share (in Dollars per share)						$ 0.10	$ 0.10
Stock Issued During Period, Value, New Issues (in Dollars)						$ 402,693	$ 500,000		$ 4,026,935
Stock Issued During Period, Value, New Issues						402,693	500,000		4,026,935
Stock Issued During Period Sale Price Per Share									0.10	0.10
Proceeds from Issuance of Common Stock			902,693					900,000	402,693
Purchase Exercise Or Conversion Price Per Share Threshold Of Common Stock									0.10
Stock Issued During Period, Shares, New Issues (in Shares)										5,000,000
Proceeds from Issuance of Private Placement										500,000
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs											$ 46,176
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)	2,300,000	1,125,000		600,000	845,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Exercisable Options, Weighted Average Remaining Contractual Term		7 years
Investment Options, Exercise Price (in Dollars per share)		$ 0.17
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		3 years